CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 1,247	$ 797	$ 501
Adjustments to reconcile net income to net cash from operating activities:
Other policy revenue	(781)	(413)	(224)
Accretion on investments	(597)	(216)	(47)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	1,237	632	371
Deferral of policy acquisition costs	(1,332)	(1,121)	(617)
Losses (gains) on investments and derivatives	(1,071)	(604)	153
Provisions for credit losses	123	24	83
Income from real estate partnerships, investment funds and corporations	(354)	(190)	(239)
Distributions from real estate partnerships, investment funds and corporations	499	91	0
Interest credited to policyholders’ account balances	2,204	633	156
Change in fair value of embedded derivatives	63	249	(24)
Depreciation and amortization	206	50	13
Deferred income taxes	(150)	12	22
Changes in operating assets and liabilities:
Insurance-related liabilities	2,503	3,341	1,532
Deposit liabilities	(20)	(100)	(25)
Funds withheld under reinsurance	(291)	(1,450)	(962)
Reinsurance recoverables and deposit assets	1,186	186	50
Accrued investment income	(148)	78	(223)
Working capital and other	45	(492)	124
Cash flows from operating activities	4,569	1,507	644
Investing activities
Acquisition of subsidiary, net of cash acquired	10,843	(346)	(4,086)
Disposition of business, net of cash disposed	0	72	0
Purchase of investments:
Fixed maturity, available-for-sale	(15,323)	(4,764)	(10,280)
Equity securities	(709)	(636)	(1,981)
Mortgage loans on real estate	(2,180)	(566)	(1,398)
Private loans	(3,527)	(535)	(1,537)
Investment real estate and real estate partnerships	(2,377)	(1,359)	(16)
Investment funds	(517)	(808)	(442)
Short-term investments	(18,191)	(18,012)	(6,583)
Other invested assets	(265)	(19)	0
Proceeds from sales and maturities of investments:
Fixed maturity, available-for-sale	11,836	5,871	11,882
Equity securities	145	174	500
Mortgage loans on real estate	2,324	671	916
Private loans	1,065	542	58
Investment real estate and real estate partnerships	336	102	21
Investment funds	514	235	233
Short-term investments	16,812	17,699	7,957
Other invested assets	102	39	0
Purchase of derivatives	(627)	(238)	(66)
Proceeds from sales and maturities of derivatives	1,315	66	191
Purchase of intangibles and property and equipment	(40)	(135)	(24)
Proceeds from sales of intangibles and property and equipment	34	91	5
Purchase of equity accounted investments	0	0	(253)
Change in collateral held for derivatives	(79)	243	8
Other	(58)	(196)	17
Cash flows from investing activities	1,433	(1,809)	(4,878)
Financing activities
Issuance of common stock	0	0	450
Issuance of preferred stock	0	0	2,512
Return of capital to common stockholders	(14)	(5)	(6)
Proceeds from non-controlling interest	0	1	0
Payments to non-controlling interest	0	0	(5)
Borrowings from related parties	1,994	614	258
Repayment of borrowings to related parties	(2,241)	(297)	(633)
Borrowings from external parties	4,728	2,242	5,206
Repayment of borrowings to external parties	(4,546)	(2,729)	(2,239)
Borrowings issued to reinsurance entities	63	0	50
Repayment of borrowings issued to reinsurance entities	(129)	0	(100)
Policyholders’ account deposits	10,865	4,920	1,407
Policyholders’ account withdrawals	(8,753)	(2,281)	(896)
Debt issuance costs	(4)	0	(10)
Proceeds from repurchase agreement	364	313	388
Repayments of repurchase agreement	(363)	(313)	(388)
Issuance of common stock to non-controlling interest	4	0	0
Distributions to non-controlling interest	(46)	0	0
Cash flows from financing activities	1,922	2,465	5,994
Cash and cash equivalents
Cash and cash equivalents, beginning of year	4,308	2,145	393
Net change during the year	7,924	2,163	1,760
Foreign exchange on cash balances held in foreign currencies	11	0	(8)
Cash and cash equivalents, end of year	12,243	4,308	2,145
Supplementary cash flow disclosures
Cash taxes paid (net of refunds received)	(28)	68	52
Cash interest paid	318	123	85
Non-cash transactions:
Investments received in connection with pension risk transfer transactions	2,292	0	1,097
Issuance of common stock in exchange for investments received	2,119	0	0
Equity securities transferred as consideration paid for acquisition of a subsidiary	$ 1,111	$ 0	$ 0